Pensions and other benefits (Details 3) (CAD) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the Company's Consolidated Balance Sheet
Pension and other benefit liabilities	1,372	1,372	1,116
Net actuarial loss:
Total	(2,788)	(2,788)	(2,135)
Percentage of plan assets
Total	99.00%	99.00%
Current asset allocation target
Public equity securities		45.70%
Debt securities		42.30%
Real estate and infrastructure		12.00%
Pensions and Other Benefits (Textual)
Percentage of combined plan assets representing pension plan	99.00%	99.00%
Percentage of pension combined plan obligations representing pension plan	98.00%	98.00%
Percentage of Combined Plan Obligations, Other Benefit Plans	95.00%	95.00%
Basis of calculating market related value of net periodic benefit cost		5 year average of market values for plans' public equity securities + plans' fixed income, real estate and infrastructutre securities
Health care cost trend rate assumed to be 2012		8.00%
Health care cost trend rate assumed to be 2013		8.00%
Ultimate health care cost trend rate		5.00%
Projected ultimate health care cost trend rate in 2017			5.00%
Projected decrease in health care cost trend rate per year (2014 - 2019)	0.50%	0.50%	0.50%
Year that reaches ultimate trend rate	2019	2019	2017
Voluntary Prepayment Defined Benefit Pension Plan	600	600
Target long term rate of return, net of all fees and expenses		5.25%
Estimated long term inflation		2.50%
Expected long-term nominal rate of return, net of all fees and expenses		7.75%	7.75%	7.75%
Maximum value of underlying assets represented by financial derivatives, excluding currency forwards		30.00%
Hedging of most plans non Canadian public equity currency exposures to Canadian dollar Percentage		50.00%
Company's common shares in fund assets, Share	0	0	147,540
Contribution by the company		698	840	598
Payments to employees, their beneficiaries or estates or to third-party benefit administrators		35	34	38
Total contributions for company's defined benefit pension plans minimum in 2012		100
Total contributions for company's defined benefit pension plans maximum in 2012		125
Net cost of defined contribution plan		5	3	3
Multiemployer Plan, Period Contributions		6	5	3
Pensions
Amounts recognized in the Company's Consolidated Balance Sheet
Accounts payable and accrued liabilities	0	0	0
Pension and other benefit liabilities	884	884	674
Total amount recognized	884	884	674
Net actuarial loss:
Other than deferred investment losses	3,063	3,063	2,309
Deferred investment losses	665	665	547
Prior service cost	1	1	17
Deferred income tax	(1,030)	(1,030)	(807)
Total	2,699	2,699	2,066
Weighted average policy range for pension plan asset allocation
Public equity securities, Range Minimum		30.00%
Public equity securities, Range Maximum		51.00%
Debt securities, Range Minimum		39.00%
Debt securities, Range Maximum		53.00%
Real estate and infrastructure, Range Minimum		10.00%
Real estate and infrastructure, Range Maximum		17.00%
Percentage of plan assets
Public equity securities	40.10%	40.10%	47.70%
Debt securities	49.20%	49.20%	41.80%
Real estate and infrastructure	10.70%	10.70%	10.50%
Total	100.00%	100.00%	100.00%
Summary of Estimated future pension and other post-retirement benefit payments
2012	473	473
2013	493	493
2014	504	504
2015	519	519
2016	535	535
2017 - 2021	2,867	2,867
Pensions and Other Benefits (Textual)
Percentage of combined plan assets representing pension plan	100.00%	100.00%	100.00%
Defined benefit pension plans' accumulated benefit obligation	9,618	9,618	8,580
Unamortized actuarial loss expected to be recognized in next fiscal year		207
Unamortized prior service cost expected to be recognized in next fiscal year		2
Contribution by the company		693	837
Other benefits
Amounts recognized in the Company's Consolidated Balance Sheet
Accounts payable and accrued liabilities	37	37	41
Pension and other benefit liabilities	488	488	442
Total amount recognized	525	525	483
Net actuarial loss:
Other than deferred investment losses	119	119	99
Deferred investment losses	0	0	0
Prior service cost	4	4	(3)
Deferred income tax	(34)	(34)	(27)
Total	89	89	69
Summary of Estimated future pension and other post-retirement benefit payments
2012	36	36
2013	37	37
2014	38	38
2015	39	39
2016	39	39
2017 - 2021	202	202
Pensions and Other Benefits (Textual)
Unamortized actuarial loss expected to be recognized in next fiscal year		6
Unamortized prior service cost expected to be recognized in next fiscal year		1
Contribution by the company		35	34
Defined Contribution Pension
Pensions and Other Benefits (Textual)
Contribution by the company		5	3	3
Canadian Registered Qualified Defined Benefit Pension Plans
Pensions and Other Benefits (Textual)
Contribution by the company		600	650	500
Canadian registered and U.S. qualified defined benefit pension plans
Pensions and Other Benefits (Textual)
Contribution by the company		696	829	587
Canadian non-registered supplemental pension plans
Pensions and Other Benefits (Textual)
Contribution by the company		3	8	8
U.S. Qualified Defined Benefit Pension Plans | Voluntary prepayment
Pensions and Other Benefits (Textual)
Contribution by the company				7
Fund Assets/ 6.91%Secured Equipment notes/ par value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value	2.0	2.0	4.0
Fund Assets/ 6.91%Secured Equipment notes/ market value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value	3.0	3.0	4.0
Company Common Shares Market Value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value	0	0	10.0
6.25% Unsecured Notes par value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value			2.0
6.45% Unsecured Notes par value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value	3.5	3.5
6.25% Unsecured Notes market value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value			2.0
6.45% Unsecured Notes market value
Pensions and Other Benefits (Textual)
Company's common shares in fund assets, Market Value	3.5	3.5
US dollar
Percentage of Exposure to Foreign Currencies [Line Items]
Plans exposure to foreign currency risk percentage	9.00%	9.00%
European Currencies
Percentage of Exposure to Foreign Currencies [Line Items]
Plans exposure to foreign currency risk percentage	5.00%	5.00%
Other currencies
Percentage of Exposure to Foreign Currencies [Line Items]
Plans exposure to foreign currency risk percentage	5.00%	5.00%